FAIR VALUES - Level 3 Reconciliation (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the financial instruments
Assets at beginning of period	$ 2,165,989,190
Disposals	(76,840)	$ (45,605)
Assets at end of period	2,058,008,001	2,165,989,190
Level 3 of fair value hierarchy [member]
Reconciliation of the financial instruments
Assets at beginning of period	727,448
Additions	370,242
Disposals	(76,840)
P/L	(703,959)
Assets at end of period	$ 316,891	$ 727,448